STOCK OPTIONS AND WARRANTS (Details 1b) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants outstanding	29,709,806	12,379,593
Outstanding Weighted Average Exercise Prices	$ 0.21	$ 0.40	$ .55	$ 43
Weighted average remaining life (Yrs)	4 years 2 months 23 days
Warrant [Member]
Warrants outstanding	61,453	61,453
Outstanding Weighted Average Exercise Prices	$ 30.00	$ 30.00
Weighted average remaining life (Yrs)	9 months 22 days	1 year 22 days
Warrant 2 [Member]
Warrants outstanding	29,648,353	2,858,610
Outstanding Weighted Average Exercise Prices	$ 0.15	$ .25
Weighted average remaining life (Yrs)	4 years 2 months 27 days	3 years 6 months 26 days